Revenue - Information about Revenue Channels (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 10,830	$ 12,226	$ 42,590	$ 15,577
Percentage of net sales	100.00%	100.00%	100.00%	100.00%
E-commerce
Disaggregation of Revenue [Line Items]
Net sales	$ 4,010	$ 4,481	$ 14,218	$ 1,952
Percentage of net sales	37.00%	37.00%	34.00%	13.00%
Brick & Mortar
Disaggregation of Revenue [Line Items]
Net sales	$ 1,894	$ 2,897	$ 8,982	$ 194
Percentage of net sales	18.00%	23.00%	21.00%	1.00%
DTC
Disaggregation of Revenue [Line Items]
Net sales	$ 2,436	$ 2,804	$ 10,778	$ 13,392
Percentage of net sales	22.00%	23.00%	25.00%	86.00%
International
Disaggregation of Revenue [Line Items]
Net sales	$ 2,490	$ 2,044	$ 8,612	$ 39
Percentage of net sales	23.00%	17.00%	20.00%	0.00%